UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (unaudited)
September 30, 2007
Seligman Capital Portfolio

	Shares or Principal Amount		Value

Common Stocks 100.3%
Aerospace and Defense 4.2%
AAR*	2,600	shs.	$78,884
Goodrich	3,000		204,690
Raytheon	3,300		210,606

			494,180

Auto Components 1.8%
Goodyear Tire & Rubber*	6,900		209,829

Biotechnology 3.1%
BioMarin Pharmaceutical*	3,200		79,680
Celgene*	1,200		85,572
Cephalon*	1,700		124,202
Cepheid*	2,900		66,120

			355,574

Chemicals 4.0%
The Mosaic*	6,400		342,528
Zoltek*	2,900		126,527

			469,055

Communications Equipment 5.0%
Comverse Technology*	10,500		208,688
OpNext*	14,152		164,163
Research In Motion*	2,100		206,955

			579,806

Diversified Financial Services 0.9%
IntercontinentalExchange*	700		106,330

Diversified Telecommunication Services 1.0%
Time Warner Telecom (Class A)*	5,100		112,047

Electronic Equipment and Instruments 0.8%
Trimble Navigation*	2,300		90,183

Energy Equipment and Services 9.0%
Cameron International*	2,200		203,038
Diamond Offshore Drilling	1,800		203,922
FMC Technologies*	1,600		92,256
Grant Prideco*	2,500		136,300
National Oilwell Varco*	1,300		187,850
Weatherford International*	3,400		228,412

			1,051,778

Food and Staples Retailing 2.3%
Rite Aid*	57,400		265,188

Food Products 0.7%
Smithfield Foods*	2,500		78,750

Health Care Equipment and Supplies 6.4%
Beckman Coulter	1,900		140,144
Dentsply International	2,400		99,936
Gen-Probe*	2,200		146,476
Northstar Neuroscience*	8,000		89,280
Respironics*	2,600		124,878
St. Jude Medical*	3,300		145,431

			746,145

Health Care Providers and Services 3.3%
Express Scripts*	1,900		106,058
Patterson*	3,000		115,830
Quest Diagnostics	2,800		161,756

			383,644

Hotels, Restaurants and Leisure 2.6%
LifeTime Fitness*	1,400		85,876
Pinnacle Entertainment*	8,000		217,840

			303,716

Industrial Conglomerates 2.4%
McDermott International*	3,200		173,056
Textron	1,800		111,978

			285,034

Internet and Catalog Retail 2.4%
NutriSystem*	6,000		281,340

Internet Software and Services 5.8%
Equinix*	2,200		195,118
SAVVIS*	12,400		480,872

			675,990

IT Services 1.8%
Cognizant Technology Solutions (Class A)*	2,600		207,402

Life Sciences Tools and Services 1.7%
Applied Biosystems Group	2,500		86,600
Waters*	1,600		107,072

			193,672

Machinery 3.9%
AGCO*	6,000		304,620
ITT	2,200		149,446

			454,066

Media 4.9%
Gemstar-TV Guide International*	78,000		542,880
Mediacom Communications (Class A)*	3,900		27,495

			570,375

Metals and Mining 3.4%
Agnico-Eagle Mines	1,700		84,660
Century Aluminum*	1,800		94,770
Freeport-McMoRan Copper & Gold	2,100		220,269

			399,699

Multiline Retail 1.1%
Kohl’s*	2,200		126,126

Oil, Gas and Consumable Fuels 3.8%
Cameco	2,100		97,104
Marathon Oil	1,500		85,530
Newfield Exploration*	2,300		110,768
Noble Energy	2,200		154,088

			447,490

Pharmaceuticals 0.8%
Mylan Laboratories	5,600		89,376

Semiconductors and Semiconductor Equipment 7.6%
ANADIGICS*	3,300		59,664
Broadcom (Class A)*	3,400		123,896
Formfactor*	3,400		150,858
Intersil (Class A)	5,400		180,522
Maxim Integrated Products	5,600		164,360
Microsemi*	7,300		203,524

			882,824

Software 2.6%
Activision*	8,500		183,515
Synopsys*	4,300		116,444

			299,959

Specialty Retail 6.7%
American Eagle Outfitters	6,700		176,277
OfficeMax	1,600		54,832
PetSmart	2,600		82,940
Tween Brands*	6,100		200,324
Urban Outfitters*	12,400		270,320

			784,693

Wireless Telecommunication Services 6.3%
Crown Castle International*	1,600		65,008
NII Holdings*	5,900		484,685
SBA Communications (Class A)*	5,200		183,456

			733,149

Total Common Stocks			11,677,420

Repurchase Agreement 1.1%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $128,047, collateralized by: $140,000 Fannie Mae 5.55%, 7/10/2028, with a fair market value of $135,100	$128,000		128,000

Total Investments 101.4%			11,805,420
Other Assets Less Liabilities (1.4)%			(157,854)

Net Assets 100.0%			$11,647,566

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value

US Government and Government Agency Securities 39.5%
US Government Securities 9.5%
US Treasury Bills 3.95%, 2/21/2008	4.00%	$1,000,000	$984,292

Government Agency Securitiesø 30.0%
Fannie Mae 4.63%, 12/19/2007	4.69	1,000,000	989,832
Federal Farm Credit 4.62%, 10/4/2007	4.68	600,000	599,621
Federal Home Loan Bank 4.67%, 12/7/2007	4.73	650,000	644,356
Freddie Mac 4.76%, 1/7/2008	4.83	900,000	888,348

			3,122,157

Total US Government and Government Agency Securities			4,106,449

Fixed Time Deposits 38.4%
ABN AMRO Bank, Grand Cayman 4.68%, 10/1/2007	4.75	334,000	334,000
Bank of Montreal, Toronto 4.70%, 10/5/2007	4.77	517,000	517,000
Bank of Novia Scotia, Toronto 4.60%, 10/4/2007	4.66	523,000	523,000
BNP Paribas, Grand Cayman 4.85%, 10/2/2007	4.92	523,000	523,000
Citibank, Nassau 4.75%, 10/3/2007	4.82	523,000	523,000
Dexia Credit Local, Grand Cayman 4.75%, 10/5/2007	4.82	517,000	517,000
JPMorgan Chase, Nassau 4.75%, 10/4/2007	4.82	523,000	523,000
Royal Bank of Scotland Group, London 4.85%, 10/2/2007	4.92	523,000	523,000

Total Fixed Timed Deposits			3,983,000

Commercial Paper 15.4%
AIG Funding 5.69%, 10/26/2007	5.77	535,000	532,885
American Express Credit 4.91%, 11/28/2007	4.98	525,000	520,844
General Electric Capital 5.52%, 11/6/2007	5.60	545,000	541,992

Total Commercial Paper			1,595,721

Repurchase Agreement 6.9%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $716,266, collateralized by: $765,000 Fannie Mae 5.55%, 7/10/2028, with a fair value of $738,225	4.51	716,000	716,000

Total Investments 100.2%			10,401,170
Other Assets Less Liabilities (0.2)%			(18,722)

Net Assets 100.0%			$10,382,448

Seligman Common Stock Portfolio

	Shares, Warrants, Shares Subject to Call, or Principal Amount		Value

Common Stocks and Warrants 89.9%
Aerospace and Defense 2.4%
Boeing	1,000	shs.	$104,990
Honeywell International	1,000		59,470

			164,460

Air Freight and Logistics 1.0%
TNT (ADR)	800		33,560
UTi Worldwide	1,500		34,470

			68,030

Airlines 0.5%
Delta Air Lines*	1,800		32,310

Auto Components 1.0%
Goodyear Tire & Rubber*	2,300		69,943

Automobiles 0.9%
General Motors	1,700		62,390

Biotechnology 2.6%
Amgen*	600		33,942
Cephalon*	600		43,836
Genentech*	400		31,208
Pharmion*	1,538		70,963

			179,949

Capital Markets 3.9%
Fortress Investment Group (Class A)	3,700		78,884
Goldman Sachs Group	325		70,441
Merrill Lynch	700		49,896
Morgan Stanley	1,100		69,300

			268,521

Chemicals 0.5%
E. I. duPont de Nemours	700		34,692

Commercial Banks 1.6%
Wachovia	2,240		112,336

Commercial Services and Supplies 1.0%
Avery Dennison	600		34,212
Waste Management	900		33,966

			68,178

Communications Equipment 5.4%
Alcatel-Lucent (ADR)	7,897		80,392
Alcatel-Lucent (exercise price of $14.088, expiring 12/17/2007)*	39,071	wts.	498
Cisco Systems*	2,070	shs.	68,538
Comverse Technology*	7,871		156,436
QUALCOMM	1,600		67,616

			373,480

Computers and Peripherals 4.7%
Apple*	450		69,093
Hewlett-Packard	1,200		59,748
Network Appliance*	2,400		64,584
SanDisk*	600		33,060
Seagate Technology	3,692		94,441

			320,926

Consumer Finance 1.6%
Capital One Financial	959		63,706
Discover Financial Services	2,350		48,880

			112,586

Containers and Packaging 2.1%
Smurfit-Stone Container*	12,395		144,773

Diversified Financial Services 6.1%
Bank of America	2,340		117,632
CIT Group	1,500		60,300
Citigroup	2,410		112,474
JPMorgan Chase	2,840		130,129

			420,535

Diversified Telecommunication Services 1.6%
Qwest Communications International*	6,500		59,540
Time Warner Telecom (Class A)*	2,200		48,334

			107,874

Energy Equipment and Services 1.5%
Halliburton	2,600		99,840

Food and Staples Retailing 3.1%
CVS/Caremark	1,200		47,556
Rite Aid*	25,605		118,296
Wal-Mart Stores	1,000		43,650

			209,502

Food Products 0.0%
Kraft Foods (Class A)	1		35

Health Care Equipment and Supplies 2.3%
C.R. Bard	300		26,457
Boston Scientific*	6,932		96,702
Gen-Probe*	500		33,290

			156,449

Health Care Providers and Services 0.8%
Quest Diagnostics	900		51,993

Hotels, Restaurants and Leisure 2.2%
Las Vegas Sands*	400		53,368
Starbucks*	3,700		96,940

		150,308

Independent Power Producers and Energy Traders 0.8%
AES*	1,700	34,068
Mirant*	500	20,340

		54,408

Industrial Conglomerates 3.2%
3M	600	56,148
General Electric	3,920	162,288

		218,436

Insurance 1.9%
American International Group	720	48,708
Hartford Financial Services Group	900	83,295

		132,003

Internet Software and Services 4.2%
Google (Class A)*	110	62,400
SAVVIS*	2,300	89,194
Yahoo!*	4,988	133,878

		285,472

IT Services 0.2%
Cognizant Technology Solutions (Class A)*	200	15,954

Life Sciences Tools and Services 0.3%
Applied Biosystems Group	500	17,320

Machinery 0.9%
Joy Global	1,200	61,032

Media 2.6%
Gemstar-TV Guide International*	21,000	146,160
Time Warner	1,790	32,864

		179,024

Metals and Mining 2.2%
Alcoa	1,600	62,592
Barrick Gold	900	36,252
Freeport-McMoRan Copper & Gold	500	52,445

		151,289

Multiline Retail 1.6%
Kohl’s*	1,900	108,927

Oil, Gas and Consumable Fuels 6.9%
Cameco	1,200	55,488
Chevron	500	46,790
ConocoPhillips	1,080	94,791
El Paso	3,940	66,862
Exxon Mobil	1,660	153,650
Marathon Oil	300	17,106
XTO Energy	600	37,104

		471,791

Pharmaceuticals 4.0%
Adams Respiratory Therapeutics*	1,000	38,540
Bristol-Myers Squibb	2,200	63,404
Johnson & Johnson	500	32,850
Pfizer	1,400	34,202
Wyeth	2,300	102,465

		271,461

Real Estate Investment Trusts 0.5%
SL Green Realty	300	35,031

Road and Rail 0.1%
YRC Worldwide*	372	10,163

Semiconductors and Semiconductor Equipment 3.6%
Advanced Micro Devices*	3,643	48,088
Broadcom (Class A)*	500	18,220
Intel	1,200	31,032
Marvell Technology Group*	2,098	34,344
Maxim Integrated Products	1,700	49,895
QIMONDA (ADR)*	3,000	33,900
Texas Instruments	900	32,931

		248,410

Software 3.7%
Adobe Systems*	700	30,562
BEA Systems*	9,006	124,913
Microsoft	3,410	100,459

		255,934

Specialty Retail 3.0%
OfficeMax	3,300	113,091
Urban Outfitters*	4,258	92,824

		205,915

Tobacco 2.3%
Altria Group	2,260	157,138

Wireless Telecommunication Services 1.1%
NII Holdings*	900	73,935

Total Common Stocks and Warrants		6,162,753

Options Purchased* 2.5%
Biotechnology 0.1%
Amgen, Call expiring January 2009 at $60	1,000	6,700

Capital Markets 0.1%
Bear Stearns, Call expiring January 2008 at $150	400	960
Lehman Brothers:
Call expiring January 2008 at $60	600	3,720
Call expiring January 2009 at $80	1,000	4,300

		8,980

Communications Equipment 0.5%
Comverse Technology, Call expiring January 2008 at $20	5,800	8,845
JDS Uniphase, Call expiring January 2009 at $15	4,300	13,760
Motorola, Call expiring January 2009 at $20	2,700	5,400
QUALCOMM, Call expiring January 2009 at $40	700	5,859

		33,864

Computers and Peripherals 0.2%
Seagate Technology, Call expiring January 2009 at $25	2,400	12,240

Containers and Packaging 0.0%
Smurfit-Stone Container, Call expiring January 2008 at $10	1,300	2,860

Diversified Financial Services 0.2%
CIT Group:
Call expiring January 2008 at $35	1,200	9,120
Call expiring January 2008 at $40	800	3,360

		12,480

Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	4,800	3,960

Hotels, Restaurants and Leisure 0.0%
Starbucks, Call expiring January 2009 at $30	1,500	3,675

Internet Software and Services 0.2%
Yahoo!:
Call expiring January 2009 at $25	900	5,355
Call expiring January 2009 at $30	2,400	8,280

		13,635

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $35	1,100	6,380

Multiline Retail 0.2%
Kohl’s, Call expiring January 2008 at $55	1,100	7,040
Macy’s, Call expiring January 2008 at $30	1,300	6,110

		13,150

Semiconductors and Semiconductor Equipment 0.4%
Advanced Micro Devices, Call expiring January 2008 at $15	3,500	2,695
Intel, Call expiring January 2009 at $20	2,300	17,480
Marvell Technology Group, Call expiring January 2009 at $20	2,700	5,562
Micron Technology, Call expiring January 2009 at $15	5,500	5,500

		31,237

Software 0.1%
BEA Systems, Call expiring January 2008 at $10	2,100	8,400

Specialty Retail 0.1%
OfficeMax:
Call expiring January 2008 at $45	1,500	600
Call expiring February 2008 at $32.50	700	3,220

		3,820

Thrifts and Mortgage Finance 0.0%
Countrywide Financial, Call expiring January 2009 at $37.50	100	95

Tobacco 0.2%
Altria Group, Call expiring January 2008 at $85	1,300	12,610

Total Options Purchased		174,086

Short-Term Holdings 7.1%
Equity-Linked Notes †øø 6.6%
Deutsche Bank:
36.20%, 11/2/2007(a)	$18,267	16,337
33.25%, 2/1/2008(b)	47,000	44,182
Goldman Sachs:
40%, 2/19/2008(c)	47,000	44,470
40%, 3/19/2008(d)	46,000	48,759
Lehman Brothers:
41.66%, 2/9/2008(e)	47,000	42,750
39.35%, 3/5/2008(f)	47,000	49,966
37.51%, 3/19/2008(g)	46,000	46,152
Merrill Lynch:
30%. 10/3/2007(h)	37,000	19,239
30%, 10/23/2007(i)	24,000	23,768
Morgan Stanley:
30%, 10/19/2007(j)	30,000	24,841
44.61%, 2/15/2008(k)	47,000	40,653
44%, 3/20/2008(l)	48,000	49,695

Total Equity-Linked Notes		450,812

Repurchase Agreement 0.5%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $36,013, collateralized by: $40,000 Fannie Mae 5.55%, 7/10/2028, with a fair value of $38,600	36,000	36,000

Total Short-Term Holdings		486,812

Total Investments – 99.5%		6,823,651
Other Assets Less Liabilities 0.5%		32,301

Net Assets 100.0%		$6,855,952

Seligman Communications and Information Portfolio

	Shares or Principal Amount		Value

Common Stocks 92.7%
Advertising 0.8%
Focus Media Holding (ADR)*	8,400	shs.	$487,368

Alternative Carriers 0.8%
Time Warner Telecom (Class A)*	22,400		492,128

Application Software 8.8%
Adobe Systems*	17,600		768,416
Autodesk*	21,600		1,079,352
BEA Systems*	21,400		296,818
Business Objects (ADR)*	20,900		937,783
Cognos*	14,600		606,338
Microsoft	28,900		851,394
Monotype Imaging Holdings*	8,200		103,156
Parametric Technology*	11,600		202,072
Quest Software*	14,900		255,684
salesforce.com*	500		25,660
Voltaire*	5,000		33,000

			5,159,673

Communications Equipment 10.8%
Cisco Systems*	79,500		2,632,245
Corning	22,700		559,555
Nokia (ADR)	17,100		648,603
QUALCOMM	45,300		1,914,378
Research In Motion*	5,900		581,445

			6,336,226

Computer Hardware 3.4%
Apple*	7,000		1,074,780
Hewlett-Packard	18,900		941,031

			2,015,811

Computer Storage and Peripherals 7.5%
Electronics for Imaging*	36,900		991,134
EMC*	46,700		971,360
Network Appliance*	54,100		1,455,831
Seagate Technology	38,900		995,062

			4,413,387

Electronic Manufacturing Services 0.6%
HON HAI Precision Industry	47,800		360,313

Health Care Equipment 0.7%
Advanced Medical Optics*	8,000		244,720
Medtronic	3,100		174,871

			419,591

Health Care Services 0.5%
Quest Diagnostics	4,900		283,073

Internet and Catalog Retail 1.0%
IAC/InterActive*	19,900		590,433

Internet Software and Services 10.7%
Dice Holdings*	5,600		57,568
Google (Class A)*	2,100		1,191,267
McAfee*	93,700		3,267,319
Symantec*	60,400		1,170,552
VeriSign*	17,500		590,450

			6,277,156

IT Consulting and Other Services 8.6%
Amdocs*	88,100		3,276,439
Cognizant Technology Solutions (Class A)*	4,700		374,919
Satyam Computer Services	62,460		700,505
Tata Consultancy Services	26,450		699,691

			5,051,554

Life Sciences Tools and Services 0.4%
Charles River Laboratories International*	2,700		151,605
Invitrogen*	1,146		93,662

			245,267

Movies and Entertainment 0.5%
Cinemark Holdings	15,000		278,400

Pharmaceuticals 1.4%
Abbott Laboratories	15,000		804,300

Semiconductor Equipment 4.2%
Cymer*	18,100		694,859
Kla-Tencor	21,000		1,171,380
Verigy*	25,000		617,750

			2,483,989

Semiconductors 7.5%
Cypress Semiconductor*	13,900		406,019
Intel	33,400		863,724
Marvell Technology Group*	41,500		679,355
Maxim Integrated Products	39,900		1,171,065
Microsemi*	5,300		147,764
Monolithic Power Systems*	22,300		566,420
ON Semiconductor*	48,400		607,904

			4,442,251

Systems Software 12.8%
BMC Software (Class A)*	104,300		3,257,289
Check Point Software Technologies*	70,600		1,777,708
Citrix Systems*	12,900		520,128
Macrovision*	14,100		347,283
Oracle*	74,200		1,606,430

			7,508,838

Technical Software 9.7%
Cadence Design Systems*	74,400		1,650,936
Synopsys*	149,100		4,037,628

			5,688,564

Technology Distributors 0.4%
Arrow Electronics*	5,400		229,608

Wireless Telecommunication Services 1.6%
NII Holdings*	11,200		920,080

Total Common Stocks			54,488,010

Fixed Time Deposit 3.1%
BNP Paribas, Grand Cayman 5.15%, 10/1/2007	$1,802,000		1,802,000

Total Investments 95.8%			56,290,010
Other Assets Less Liabilities 4.2%			2,498,453

Net Assets 100.0%			$58,788,463

Seligman Global Technology Portfolio

	Shares	Value

Common Stocks 94.4%
Bermuda 1.2%
Marvell Technology Group* (Semiconductors)	6,300	$103,131

Canada 3.2%
Cognos* (Application Software)	2,700	112,131
MacDonald Dettwiler & Associates* (Internet Software and Services)	900	41,261
Research In Motion* (Communications Equipment)	1300	128,115

		281,507

Cayman Islands 1.7%
Seagate Technology (Computer Storage and Peripherals)	5,700	145,806

China 1.1%
Focus Media Holding (ADR)* (Advertising)	1,300	75,426
Foxconn International Holdings* (Communications Equipment)	9,000	24,561

		99,987

Finland 0.8%
Nokia (ADR) (Communications Equipment)	1,900	72,067

France 1.3%
Cap Gemini (IT Consulting and Other Services)	1,035	63,718
Ingenico (Electronic Equipment Manufacturers)	1,606	46,564

		110,282

Germany 1.8%
Infineon Technologies* (Semiconductors)	3,700	63,651
Q-Cells* (Electrical Components and Equipment)	500	51,117
QIMONDA (ADR)* (Semiconductors)	4,000	45,200

		159,968

India 5.2%
3i Infotech (Systems Software)	18,300	67,700
Rolta India (IT Consulting and Other Services)	8,200	118,188
Satyam Computer Services (IT Consulting and Other Services)	12,080	135,120
Tata Consultancy Services (IT Consulting and Other Services)	5,100	134,759

		455,767

Israel 2.7%
Check Point Software Technologies* (Systems Software)	9,100	229,138
Voltaire* (Application Software)	800	5,280

		234,418

Japan 2.7%
Canon (Office Electronics)	900	48,753
Murata Manufacturing (Electronic Equipment Manufacturers)	800	57,416
Sony (Consumer Electronics)	800	38,469
TDK (Electronic Equipment Manufacturers)	1,000	87,650

		232,288

Philippines 0.3%
eTelecare Global Solutions (ADR)* (Data Processing and Outsourced Services)	2,600	28,496

Singapore 1.0%
Verigy* (Semiconductor Equipment)	3,500	86,485

South Korea 0.7%
Samsung Electronics (Semiconductors)	100	62,750

Taiwan 4.5%
Advanced Semiconductor Engineering (Semiconductors)	46,000	50,324
Everlight Electronics (Electronic Equipment Manufacturers)	450	1,958
GigaMedia* (Internet Software and Services)	3,400	54,944
HON HAI Precision Industry (Electronic Manufacturing Services)	12,267	92,179
Test Research (Electronic Equipment Manufacturers)	10,000	21,144
Unimicron Technology (Electronic Equipment Manufacturers)	48,960	89,333
United Microelectronics (Semiconductors)	52,287	37,170
Wistron (Computer Hardware)	25,000	45,067

		392,119

United Kingdom 0.7%
Northgate Information Systems (IT Consulting and Other Services)	38,945	56,422

United States 65.5%
Abbott Laboratories (Pharmaceuticals)	1,700	91,154
Adobe Systems* (Application Software)	2,600	113,516
Advanced Medical Optics* (Health Care Equipment)	1,000	30,590
Amdocs* (IT Consulting and Other Services)	8,000	297,520
Apple* (Computer Hardware)	1,000	153,540
Ariba* (Internet Software and Services)	6,500	70,070
Arrow Electronics* (Technology Distributors)	800	34,016
Autodesk* (Application Software)	3,200	159,904
BEA Systems* (Application Software)	3,200	44,384
BMC Software (Class A)* (Systems Software)	10,500	327,915
Business Objects (ADR)* (Application Software)	3,200	143,584
Cadence Design Systems* (Technical Software)	11,000	244,090
Charles River Laboratories International* (Life Sciences Tools and Services)	500	28,075
Cisco Systems* (Communications Equipment)	7,500	248,325
Citrix Systems* (Systems Software)	1900	76,608
Comverse Technology* (Communications Equipment)	3,600	71,280
Corning (Communications Equipment)	3,200	78,880
Cymer* (Semiconductor Equipment)	1,500	57,585
Cypress Semiconductor* (Semiconductors)	1,800	52,578
Dice Holdings* (Internet Software and Services)	800	8,224
Electronics for Imaging* (Computer Storage and Peripherals)	2,600	69,836
EMC* (Computer Storage and Peripherals)	6,400	133,120
Fiserv* (IT Services)	900	45,774
Google (Class A)* (Internet Software and Services)	300	170,181
Hewlett-Packard (Computer Hardware)	2,700	134,433
IAC/InterActive* (Internet and Catalog Retail)	2,900	86,043
Intel (Semiconductors)	3,300	85,338
Kenexa* (Human Resources and Employment Services)	1,800	55,404
KLA-Tencor (Semiconductor Equipment)	3,100	172,918
Macrovision* (Systems Software)	1,000	24,630
Maxim Integrated Products (Semiconductors)	5,900	173,165
McAfee* (Internet Software and Services)	12,800	446,336
Microsemi* (Semiconductors)	800	22,304
Monotype Imaging Holdings* (Application Software)	1,200	15,096
Network Appliance* (Computer Storage and Peripherals)	6,400	172,224
NII Holdings* (Wireless Telecommunication Services)	1,800	147,870
ON Semiconductor* (Semiconductors)	6,200	77,872
Oracle* (Systems Software)	10,200	220,830
Parametric Technology* (Application Software)	1,700	29,614
QUALCOMM (Communications Equipment)	6,700	283,142
Quest Diagnostics (Health Care Services)	700	40,439
Quest Software* (Application Software)	2,300	39,468
SonicWALL* (Internet Software and Services)	4,900	42,777
Sun Microsystems* (Computer Hardware)	10,000	56,100
Symantec* (Internet Software and Services)	6,800	131,784
Synopsys* (Technical Software)	13,300	360,164
Time Warner Telecom (Class A)* (Alternative Carriers)	3,100	68,107
VeriSign* (Internet Software and Services)	2,600	87,724

		5,724,531

Total Investments 94.4%		8,246,024
Other Assets Less Liabilities 5.6%		491,170

Net Assets 100.0%		$8,737,194

Seligman International Growth Portfolio

	Shares	Value

Common Stocks 101.9%
Australia 2.0%
Brambles (Commercial Services and Supplies)	4,912	$64,173
CSL (Biotechnology)	256	24,506

		88,679

Brazil 4.0%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	4,400	149,292
Petroleo Brasileiro (ADR) (Oil, Gas and Consumable Fuels)	300	22,650

		171,942

Canada 5.1%
Research In Motion* (Communications Equipment)	1200	118,260
Rogers Communications (Class B) (Media)	1,200	54,628
Suncor Energy (Oil, Gas and Consumable Fuels)	500	47,484

		220,372

China 5.5%
China Communications Construction (Construction and Engineering)	9,000	21,347
China Merchants Bank (Commercial Banks)	9,500	41,463
Ctrip.com International (ADR) (Hotels, Restaurants and Leisure)	1200	62,160
LDK Solar (ADR)* (Semiconductors and Semiconductor Equipment)	900	62,010
Suntech Power Holdings (ADR)* (Electrical Equipment)	1300	51,870

		238,850

Denmark 2.0%
Vestas Wind Systems (Electrical Equipment)	1,100	86,944

Finland 4.2%
Nokia (Communications Equipment)	4,843	183,233

France 11.9%
Alstom (Electrical Equipment)	560	113,857
Business Objects* (Software)	483	21,579
Essilor International (Health Care Equipment and Supplies)	696	43,647
France Telecom (Diversified Telecommunication Services)	2088	69,932
Publicis Groupe (Media)	539	22,150
Safran (Aerospace and Defense)	1211	29,232
Vallourec (Machinery)	157	45,226
Veolia Environnement (Multi-Utilities)	1,994	171,456

		517,079

Germany 10.3%
Daimler (Automobiles)	921	92,769
Infineon Technologies* (Semiconductors and Semiconductor Equipment)	5,321	91,537
KarstadtQuelle (Multiline Retail)	3917	130,989
Salzgitter (Metals and Mining)	326	63,965
Volkswagen (Automobiles and Components)	290	65,523

		444,783

Greece 1.3%
National Bank of Greece (Commercial Banks)	919	58,371

Hong Kong 3.3%
China Mobile (Wireless Telecommunication Services)	4,000	65,473
China Resources Enterprise (Distributors)	6,000	25,385
Sun Hung Kai Properties (Real Estate)	3,000	50,127

		140,985

Ireland 1.4%
Elan (ADR)* (Pharmaceuticals)	1,100	23,144
Ryanair Holdings (ADR)* (Airlines)	900	37,359

		60,503

Israel 0.8%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	800	35,576

Italy 1.0%
Saipem (Energy Equipment and Services)	505	21,464
Luxottica Group (Textiles, Apparel and Luxury Goods)	589	19,998

		41,462

Japan 5.9%
Fanuc (Machinery)	300	30,523
Ibiden (Electronic Equipment and Instruments)	500	42,099
Japan Tobacco (Tobacco)	8	43,949
Mitsui O.S.K. Lines (Marine)	3,000	48,584
Nintendo (Software)	100	51,767
Suzuki Motor (Automobiles)	800	23,581
Yamada Denki (Specialty Retail)	160	15,792

		256,295

Luxembourg 2.1%
Millicom International Cellular* (Wireless Telecommunication Services)	1100	92,290

Netherlands 4.3%
ASML Holding* (Semiconductors and Semiconductor Equipment)	4,254	141,169
Unilever (Food Products)	1,437	44,323

		185,492

Norway 1.0%
Renewable Energy* (Electrical Equipment)	900	41,434

South Korea 0.7%
LG Electronics (Household Durables)	345	32,143

Spain 5.5%
Gamesa Corporacion Tecnologica (Electrical Equipment)	1,992	81,386
Iberdrola (Electric Utilities)	1,527	89,478
Telefonica (Telecommunications Services)	2471	69,217

		240,081

Switzerland 7.5%
Julius Baer Holding (Capital Markets)	634	47,344
Logitech International* (Computers and Peripherals)	1880	55,968
Nestle (Food Products)	208	93,428
Sonova Holding (Health Care Equipment and Supplies)	801	80,283
Xstrata (Metals and Mining)	704	46,372

		323,395

Taiwan 1.1%
HON HAI Precision Industry (Electronic Equipment and Instruments)	6,480	48,694

United Kingdom 21.0%
Amvescap (Capital Markets)	9,601	129,833
ARM Holdings (Semiconductors and Semiconductor Equipment)	18,956	59,669
Burberry Group (Textiles, Apparel and Luxury Goods)	6,285	84,471
Carphone Warehouse Group (Specialty Retail)	11,246	80,355
Man Group (Capital Markets)	13,142	148,601
Reckitt Benckiser (Household Products)	1,641	96,386
Rio Tinto (Metals and Mining)	838	71,852
Schroders (Capital Markets)	1,713	48,571
Shire (Pharmaceuticals)	2,227	54,854
Tesco (Food and Staples Retailing)	15,354	137,972

		912,564

Total Investments 101.9%		4,421,167
Other Assets Less Liabilities (1.9)%		(83,063)

Net Assets 100.0%		$4,338,104

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount		Value

US Government and Government Agency Securities 47.5%
US Government Securities 32.4%
US Treasury Bonds:
8.125%, 8/15/2021	$15,000		$19,928
5.375%, 2/15/2031	66,000		70,672
4.5%, 2/15/2036	10,000		9,484
US Treasury Inflation-Protected Securities:
2%, 4/15/2012	10,265		10,193
2.375%, 1/15/2017	30,988		31,220
US Treasury Notes:
4.75%, 2/28/2009	15,000		15,163
4.5%, 3/31/2009	35,000		35,282
4.875%, 5/31/2009	45,000		45,675
4.75%, 2/15/2010	25,000		25,434
4.125%, 8/30/2012	25,000		24,906
4.25%, 9/30/2012	130,000		130,163
4.25%, 8/15/2013	85,000		84,940
4.75% 8/15/2017	105,000		106,444
4.75%, 2/15/2037	15,000		14,797

			624,301

Government Agency Securitiesø 4.1%
Fannie Mae 5%, 7/9/2018	15,000		14,535
Federal Home Loan Bank 5.25%, 7/24/2018	35,000		34,343
Freddie Mac 4.5%, 7/15/2013	20,000		19,793
Tennessee Valley Authority 5.5%, 7/18/2017	10,000		10,325

			78,996

Government Agency Mortgage-Backed Securities††ø 11.0%
Fannie Mae:
7%, 7/1/2008	1,505		1,516
8.5%, 9/1/2015	2,888		3,130
4.5%, 12/1/2020	19,890		19,176
5.45%, 8/25/2035	27,707		27,637
5.5%, 10/1/2035	23,396		22,948
5.349%, 4/1/2036#	23,843		23,807
5.988%, 8/1/2036#	25,354		25,671
6.075%, 8/1/2036#	34,467		34,947
5.861%, 6/1/2037#	9,888		9,966
Freddie Mac Gold:
8%, 12/1/2023	2,358		2,490
6.163%, 8/1/2036#	20,683		20,958
5.962%, 4/1/2037#	19,348		19,456

			211,702

Total US Government And Government Agency Securities			914,999

Corporate Bonds 36.7%
Airlines 1.0%
Continental Airlines (Series A) 5.983%, 4/19/2022	20,000		19,379

Automobiles 1.8%
Daimler North America:
6.053%, 3/13/2009#	16,000		15,900
4.875%, 6/15/2010	20,000		19,785

			35,685

Capital Markets 2.6%
Bear Stearns 5.35%, 2/1/2012	10,000		9,812
Eaton Vance 6.5%, 10/2/2017	10,000		9,982
Goldman Sachs Group 5.75%, 10/1/2016	10,000		9,913
Lehman Brothers Holdings 5.75%, 5/17/2013	5,000		4,971
Merrill Lynch 6.05%, 8/15/2012	15,000		15,395

			50,073

Chemicals 1.0%
Praxair 5.375%, 11/1/2016	20,000		19,661

Commercial Services and Supplies 0.2%
Cintas No. 2 6.15%, 8/15/2036	5,000		4,956

Consumer Finance 1.8%
American Express 6.15%, 8/28/2017	5,000		5,055
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000		30,443

			35,498

Diversified Financial Services 2.3%
CIT Group 5.764%, 3/12/2009#	15,000		14,424
JPMorgan Chase 5.375%, 10/1/2012	10,000	**	10,022
Prudential Financial 6.1%, 6/15/2017	20,000	**	20,191

			44,637

Diversified Telecommunication Services 1.8%
BellSouth 5.2%, 9/15/2014	20,000		19,495
Embarq 7.082%, 6/1/2016	5,000		5,192
Verizon Communication 5.5%, 4/1/2017	10,000		9,816

			34,503

Electric Utilities 2.8%
Exelon Generation 6.2%, 10/1/2017	10,000	**	10,027
Florida Power & Light 5.85%, 5/1/2037	5,000		4,854
Indiana Michigan Power 6.05%, 3/15/2037	15,000		14,378
MidAmerican Energy Holdings 6.125%, 4/1/2036	15,000		14,610
PacifiCorp 6.25%, 10/15/2037	10,000	**	9,988

			53,857

Food Products 1.0%
Corn Products 6%, 4/15/2017	20,000	**	19,964

Household Products 0.5%
Kimberly-Clark 6.125%, 8/1/2017	10,000		10,319

Industrial Conglomerates 1.0%
General Electric Capital 5.375%, 10/20/2016	20,000		19,617

Insurance 1.2%
Chubb 6%, 5/11/2037	10,000	*	9,579
Hartford Financial Services Group 5.375%, 3/15/2017	15,000		14,521

			24,100

Media 2.1%
Walt Disney 6%, 7/17/2017	10,000		10,256
Time Warner:
5.40%, 7/2/2012†	20,000		19,774
6.5%, 11/15/2036	10,000	**	9,679

			39,709

Multi-Utilities 0.8%
Dominion Resources 5.6%, 11/15/2016	15,000		14,578

Multiline Retail 3.0%
J.C. Penney 6.375%, 10/15/2036	20,000		18,773
Safeway 6.35%, 8/15/2017	25,000		25,447
Target 5.375%, 5/1/2017	15,000		14,413

			58,633

Office Electronics 1.6%
Xerox:
5.5%, 5/15/2012	20,000		19,829
7.625%, 6/15/2013	10,000		10,392

			30,221

Oil, Gas and Consumable Fuels 5.2%
Amerada Hess 7.125%, 3/15/2033	10,000		10,805
Canadian National Resources 6.5%, 2/15/2037	10,000		10,008
Enterprise Products Operating L.P. 6.3%, 9/15/2017	10,000		10,032
Marathon Oil 6.6%, 10/1/2037	10,000		10,258
Pemex Project Funding 8%,** 11/15/2011	40,000		43,840
XTO Energy 6.25%, 8/1/2017	15,000	**	15,257

			100,200

Pharmaceuticals 0.5%
Wyeth 5.95%, 4/1/2037	10,000		9,683

Real Estate Investment Trusts 3.0%
Health Care Properties 6%, 1/30/2017	15,000		14,350
Hospitality Properties Trust 6.7%, 1/15/2018	10,000		9,960
iStar Financial 5.5%, 6/15/2012	20,000		18,687
ProLogis Trust 5.625%, 11/15/2016	15,000		14,243

			57,240

Thrifts and Mortgage Finance 1.5%
Countrywide Financial 5.8%, 6/7/2012	15,000		14,073
MGIC Investment 5.625%, 9/15/2011	15,000	**	14,583

			28,656

Total Corporate Bonds			711,169

Collaterized Mortgage Obligations†† 5.5%
Bank of America Mortgage Securities 5.658%, 7/25/2034#	9,362		9,414
GSR Mortgage Loan Trust 5.321%, 7/25/2035#	19,151		18,867
Homestar Mortgage Acceptance 5.451%, 3/25/2034#	11,716		11,672
Indymac Index Mortgage Loan Trust 6.192%, 3/25/2036#	32,870		33,513
Wells Fargo 4.733%, 7/25/2034#	32,502		31,874

Total Collateralized Mortgage Obligations			105,340

Asset-Backed Securities†† 3.8%
Centex Home Equity 7.37%, 12/25/2032#	23,250		16,177
Irwin Home Equity 5.7%, 2/25/2034#	17,283		17,056
Structured Asset Securities 4.04%,** 6/25/2033	40,332		39,499

Total Asset-Backed Securities			72,732

Foreign Government Agency Securities 0.8%
Corporacion Andina de Fomento 5.75%, 1/12/2017	15,000		14,741

Repurchase Agreement 13.4%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $259,096, collateralized by: $280,000 Fannie Mae 5.55%, 7/10/2028, with a fair value of $270,200	259,000		259,000

Total Investments 107.7%			2,077,981
Other Assets Less Liabilities (7.7)%			(148,872)

Net Assets 100.0%			$1,929,109

Seligman Large-Cap Value Portfolio

	Shares or Principal Amount		Value

Common Stocks 99.4%
Aerospace and Defense 6.6%
Honeywell International	2,100	shs.	$124,887
United Technologies	1,800		144,864

			269,751

Capital Markets 3.0%
The Bank of New York Mellon*	2,830		124,916

Chemicals 9.3%
E. I. duPont de Nemours	2,600		128,856
Praxair	1,700		142,392
Rohm and Haas	2,000		111,340

			382,588

Commercial Banks 2.8%
U.S. Bancorp	3,500		113,855

Communications Equipment 3.1%
Juniper Networks*	3,500		128,135

Computers and Peripherals 3.1%
Seagate Technology	5,000		127,900

Diversified Financial Services 5.6%
Bank of America	2,300		115,621
JPMorgan Chase	2,500		114,550

			230,171

Food and Staples Retailing 3.4%
Costco Wholesale	2,300		141,151

Food Products 3.5%
Kraft Foods (Class A)	1,107		38,203
Tyson Foods (Class A)	6,000		107,100

			145,303

Health Care Equipment and Supplies 6.2%
Baxter International	2,000		112,560
Medtronic	2,500		141,025

			253,585

Independent Power Producers and Energy Traders 2.4%
AES*	5,000		100,200

Industrial Conglomerates 3.7%
General Electric	3,700		153,180

Insurance 11.0%
MetLife	1,300		90,649
Prudential Financial	1,300		126,854
Travelers Group	2,200		110,748
UnumProvident	5,000		122,350

			450,601

Machinery 3.3%
Caterpillar	1,700		133,331

Multiline Retail 2.6%
J.C. Penney	1,700		107,729

Oil, Gas and Consumable Fuels 13.0%
Chevron	1,500		140,370
Marathon Oil	2,400		136,848
Valero Energy	1,800		120,924
Williams Companies	4,000		136,240

			534,382

Pharmaceuticals 2.7%
Wyeth	2,500		111,375

Road and Rail 5.9%
CSX	3,000		128,190
Union Pacific	1,000		113,060

			241,250

Specialty Retail 2.8%
The Gap	6,300		116,172

Thrifts and Mortgage Finance 2.7%
Washington Mutual	3,100		109,461

Tobacco 2.7%
Altria Group	1,600		111,248

Total Common Stocks			4,086,284

Repurchase Agreement 0.9%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $37,014, collateralized by: $40,000 Fannie Mae 5.55%, 7/10/2028, with a fair value of $38,600	$37,000		37,000

Total Investments 100.3%			4,123,284
Other Assets Less Liabilities (0.3)%			(12,593)

Net Assets 100.0%			$4,110,691

Seligman Smaller-Cap Value Portfolio

	Shares or Principal Amount		Value

Common Stocks 99.2%
Aerospace and Defense 4.5%
Cubic	230,000	shs.	$9,699,100

Airlines 2.3%
Continental Airlines (Class B)*	150,000		4,954,500

Beverages 3.8%
Central European Distribution*	170,000		8,144,700

Biotechnology 1.7%
Keryx Biopharmaceuticals*	375,000		3,727,500

Chemicals 5.6%
Hercules	330,000		6,936,600
Minerals Technologies	75,000		5,025,000

			11,961,600

Commercial Banks 1.9%
South Financial Group	175,000		3,979,500

Commercial Services and Supplies 8.4%
The Brink’s	90,000		5,029,200
Korn/Ferry International*	235,000		3,879,850
School Specialty*	112,000		3,878,560
Waste Connections*	165,000		5,240,400

			18,028,010

Communications Equipment 2.8%
F5 Networks*	160,000		5,950,400

Computers and Peripherals 1.3%
Hypercom*	600,000		2,712,000

Construction and Engineering 3.1%
Shaw Group*	115,000		6,681,500

Diversified Consumer Services 2.7%
Sotheby’s Holdings (Class A)	120,000		5,734,800

Electrical Equipment 3.6%
EnerSys*	276,900		4,920,513
Thomas & Betts*	46,500		2,726,760

			7,647,273

Electronic Equipment and Instruments 2.9%
Trimble Navigation*	160,000		6,273,600

Energy Equipment and Services 6.9%
Exterran Holdings*	130,000		10,444,200
TETRA Technologies*	210,000		4,439,400

			14,883,600

Health Care Equipment and Supplies 1.8%
PolyMedica	75,000		3,939,000

Health Care Providers and Services 4.1%
HealthSouth*	203,500		3,563,285
WellCare Health Plans*	50,000		5,271,500

			8,834,785

Hotels, Restaurants and Leisure 4.8%
Panera Bread (Class A)*	50,000		2,040,000
Penn National Gaming*	100,000		5,902,000
Ruby Tuesday	126,200		2,314,508

			10,256,508

Insurance 11.2%
Aspen Insurance Holdings	200,000		5,582,000
W.R. Berkley	150,000		4,444,500
Endurance Specialty Holdings	116,000		4,819,800
Hanover Insurance Group	110,000		4,860,900
Infinity Property and Casualty	105,000		4,223,100

			23,930,300

IT Services 2.4%
CACI International (Class A)*	100,000		5,109,000

Machinery 2.4%
Mueller Industries	145,000		5,240,300

Multiline Retail 1.6%
Fred’s (Class A)	320,000		3,369,600

Personal Products 2.3%
Herbalife	110,000		5,000,600

Pharmaceuticals 1.6%
Par Pharmaceutical*	180,000		3,340,800

Real Estate Investment Trusts 1.7%
FelCor Lodging Trust	185,000		3,687,050

Road and Rail 0.2%
Dollar Thrifty Automotive Group*	11,500		398,935

Semiconductors and Semiconductor Equipment 4.7%
Cypress Semiconductor*	250,000		7,302,500
Varian Semiconductor Equipment Associates*	53,950		2,887,404

			10,189,904

Software 4.4%
Lawson Software*	390,000		3,903,900
Quest Software*	325,000		5,577,000

			9,480,900

Specialty Retail 4.5%
Coldwater Creek*	142,800		1,550,808
Guitar Center*	80,000		4,744,000
Pacific Sunwear of California*	225,000		3,330,000

			9,624,808

Total Common Stocks			212,780,573

Repurchase Agreement 0.3%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $706,262, collateralized by: $720,000 Fannie Mae 5.40%, 6/15/2015, with a fair value of $727,200	$706,000		706,000

Total Investments 99.5%			213,486,573
Other Assets Less Liabilities 0.5%			1,149,034

Net Assets 100.0%			$214,635,607

Seligman Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
September 30, 2007

__________
*		Non-income producing security.

**		Current rate of step bond.

†		The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††		Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ø		Securities issued by these agencies are neither guaranteed nor insured by the US Government.

øø		The Equity-Linked Notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lesser of A) the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

		(a)	Herbalife, Jetblue Airways and Qwest Communications International (+10%)

		(b)	Gemstar-TV Guide International, OfficeMax, and Qwest Communications International (+20%)

		(c)	Delta Air Lines, Discover Financial Services and SAVVIS (no limit)

		(d)	Gemstar-TV Guide International, UTI Worldwide and Yahoo! (no limit)

		(e)	Network Appliance, Rite Aid and Yahoo! (+20%)

		(f)	Boston Scientific, Comverse Technology and Marvell Technology Group (no limit)

		(g)	Comverse Technology, Kohl’s and Marvell Technology Group (no limit)

		(h)	Archer-Daniels-Midland, Countrywide Financial and Foot Locker (+10%)

		(i)	Adams Respiratory Therapeutics, Seagate Technology and Smurfit-Stone Container (+5%)

		(j)	Adams Respiratory Therapeutics, Alcatel-Lucent (ADR) and UTI Worldwide (+9%)

		(k)	QIMONDA (ADR), Rite Aid and Washington Mutual (+20%)

		(l)	Boston Scientific, Fortress Investment Group and Rite Aid (no limit)

	#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2007.

ADR – American Depositary Receipts.

1.	Organization – Seligman Portfolios, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end diversified management investment company consisting of nine separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.	Security Valuation – Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there are no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the investment manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third-party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments in certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values or, for closed-end funds, closing market prices.

3.	At September 30, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)

Capital	$10,434,048	$1,566,381		$195,009		$1,371,372
Cash Management	10,401,170	—		—		—
Common Stock	6,564,957	656,897		398,203		258,694
Communications and Information	50,464,771	6,508,189	*	674,354		5,833,835	*
Global Technology	7,363,608	995,197		112,002	*	883,195	*
International Growth	3,604,721	828,185	*	10,749		817,436	*
Investment Grade	2,077,748	18,812		18,579		233
Large-Cap Value	2,715,501	1,444,803		37,020		1,407,783
Smaller-Cap Value	163,859,891	68,271,227		18,644,545		49,626,682

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*	Includes the effect of foreign currency translations.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.